Agreement and Plan of Merger (Details Narrative) - $ / shares	Sep. 30, 2023	Sep. 07, 2023	May 23, 2023	Dec. 31, 2022	Sep. 30, 2022	Jul. 01, 2022	Dec. 31, 2021
Common stock, par value	$ 0.001	$ 0.001		$ 0.001			$ 0.001
Theralink Technologies Inc [Member]
Common stock, par value	$ 0.0001		$ 0.001		$ 0.0001	$ 0.0001
Theralink Technologies Inc [Member] | IMAC [Member]
Percentage of shares acquired			85.00%